Acquisition - Summary of Acquisition Date Fair Value of the Consideration Transferred (Details) - USD ($) $ in Thousands			6 Months Ended
	Apr. 01, 2022	Jul. 01, 2021	Jun. 30, 2022
Dutch DNA Biotech B.V. [Member] | Common Class A [Member]
Asset Acquisition [Line Items]
Fair value of Class A common stock		$ 15,087
FGen [Member] | Common Class A [Member]
Asset Acquisition [Line Items]
Fair value of Class A common stock			$ 17,015
FGen AG [Member]
Asset Acquisition [Line Items]
Total consideration			29,321
FGen AG [Member] | Restricted Stock [Member]
Asset Acquisition [Line Items]
Contingent consideration	$ 3,800		3,842
FGen AG [Member] | Milestones [Member]
Asset Acquisition [Line Items]
Contingent consideration			$ 8,464
Dutch DNA Biotech B.V.
Asset Acquisition [Line Items]
Cash		11,451
Contingent consideration		8,760
Total consideration		$ 35,298